Interest-Bearing Deposits (Details 1)	Dec. 31, 2016 USD ($)
2017	$ 44,931,000
2018	22,124,546
2019	20,824,692
2020	3,325,772
2021	3,509,162
Thereafter	100,000
Time Deposits	$ 94,815,172